Annual Fund Operating Expenses - Natixis Sustainable Future 2045 Fund	Jun. 01, 2021
Class N
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	2.98%
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	3.42%
Fee Waiver or Reimbursement	(2.83%)	[1]
Net Expenses (as a percentage of Assets)	0.59%
Class Y
Operating Expenses:
Management Fees (as a percentage of Assets)	0.22%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.08%	[2]
Acquired Fund Fees and Expenses	0.22%
Expenses (as a percentage of Assets)	3.52%
Fee Waiver or Reimbursement	(2.88%)	[1]
Net Expenses (as a percentage of Assets)	0.64%

[1]	Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses, including expenses of the underlying funds in which the Fund invests, to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.